COMMITMENTS - Tangible and Intangible Asset Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	€ 65	€ 49
Property, plant and equipment
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	65	48
Computer Software
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	€ 0	€ 1